Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Automobiles - 0.4%
Rivian Automotive, Inc., Class A (A)	154,066	$ 7,740,276

Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (A)	32,662	5,333,378
Ginkgo Bioworks Holdings, Inc. (A) (B)	1,104,576	4,451,441
Moderna, Inc. (A)	34,975	6,024,794

		15,809,613

Capital Markets - 1.6%
Coinbase Global, Inc., Class A (A)	148,478	28,190,033

Commercial Services & Supplies - 0.3%
Aurora Innovation, Inc. (A)	925,787	5,175,149

Consumer Finance - 0.5%
Upstart Holdings, Inc. (A) (B)	74,400	8,116,296

Entertainment - 5.1%
ROBLOX Corp., Class A (A) (B)	1,375,178	63,588,231
Sea Ltd., ADR (A)	230,402	27,599,855

		91,188,086

Health Care Equipment & Supplies - 0.5%
DexCom, Inc. (A)	19,111	9,777,188

Health Care Providers & Services - 2.6%
agilon health, Inc. (A) (B)	1,227,252	31,110,838
Guardant Health, Inc. (A)	246,319	16,316,171

		47,427,009

Health Care Technology - 4.6%
Doximity, Inc., Class A (A)	340,676	17,745,813
GoodRx Holdings, Inc., Class A (A) (B)	518,572	10,023,997
Veeva Systems, Inc., Class A (A)	258,061	54,827,640

		82,597,450

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc., Class A (A)	265,988	45,686,099

Interactive Media & Services - 5.6%
Snap, Inc., Class A (A)	1,264,139	45,496,363
Twitter, Inc. (A)	711,836	27,540,935
ZoomInfo Technologies, Inc. (A)	471,490	28,166,812

		101,204,110

Internet & Direct Marketing Retail - 13.2%
Chewy, Inc., Class A (A) (B)	666,085	27,162,946
Coupang, Inc. (A)	1,503,902	26,588,987
DoorDash, Inc., Class A (A)	835,778	97,944,824
Grab Holdings Ltd., Class A (A) (B)	4,813,433	16,847,016
MercadoLibre, Inc. (A)	31,984	38,044,328
Wayfair, Inc., Class A (A) (B)	277,954	30,791,744

		237,379,845

IT Services - 27.8%
Adyen NV (A) (B) (C)	17,891	35,436,586
Block, Inc. (A)	537,192	72,843,235
Cloudflare, Inc., Class A (A)	1,222,594	146,344,502
MongoDB, Inc. (A)	78,707	34,913,638
Shopify, Inc., Class A (A)	123,855	83,721,026
Snowflake, Inc., Class A (A)	549,251	125,849,882

		499,108,869

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (A)	345,773	$ 9,135,323

Life Sciences Tools & Services - 2.1%
10X Genomics, Inc., Class A (A) (B)	353,368	26,880,704
Illumina, Inc. (A)	28,919	10,104,298

		36,985,002

Pharmaceuticals - 4.2%
Royalty Pharma PLC, Class A	1,937,200	75,473,312

Road & Rail - 1.6%
Uber Technologies, Inc. (A)	823,983	29,399,713

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	71,141	47,517,208

Software - 19.9%
Bill.com Holdings, Inc. (A) (B)	301,816	68,448,851
Datadog, Inc., Class A (A)	567,115	85,900,909
Trade Desk, Inc., Class A (A)	1,273,563	88,194,238
Unity Software, Inc. (A)	685,010	67,959,842
Zoom Video Communications, Inc., Class A (A)	394,413	46,237,036

		356,740,876

Specialty Retail - 1.8%
Carvana Co. (A) (B)	268,431	32,021,134

Total Common Stocks (Cost $1,853,083,927)		1,766,672,591

OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	47,931,853	47,931,853

Total Other Investment Company (Cost $47,931,853)		47,931,853

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $28,730,589 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $29,305,234.	$ 28,730,589	28,730,589

Total Repurchase Agreement (Cost $28,730,589)		28,730,589

Total Investments Excluding Options Purchased (Cost $1,929,746,369)		1,843,335,033
Total Options Purchased - 0.1% (Cost $9,516,568)		1,022,107

Total Investments (Cost $1,939,262,937)		1,844,357,140
Net Other Assets (Liabilities) - (2.8)%		(50,524,567)

Net Assets - 100.0%		$ 1,793,832,573

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD 643,088,656	$3,087,221	$717,044
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD 314,465,100	2,135,847	94,025
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD 201,201,640	1,067,375	43,459
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD 692,473,991	3,226,125	167,579

Total						$9,516,568	$1,022,107

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,731,236,005	$35,436,586	$—	$1,766,672,591
Other Investment Company	47,931,853	—	—	47,931,853
Repurchase Agreement	—	28,730,589	—	28,730,589
Over-the-Counter Foreign Exchange Options Purchased	—	1,022,107	—	1,022,107

Total Investments	$1,779,167,858	$65,189,282	$—	$1,844,357,140

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $151,013,339, collateralized by cash collateral of $47,931,853 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $106,684,154. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of the 144A security is $35,436,586, representing 2.0% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4